CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 1,006,071	$ 137,831	¥ 1,069,413	¥ 989,675
Costs and expenses:
Cost of promotion and acquisition (including cost from related parties of RMB207, RMB368 and RMB4,903 for the years ended December 31, 2022, 2023 and 2024, respectively)	(573,146)	(78,521)	(729,120)	(693,272)
Cost of operation (including cost from related parties of RMB386, RMB1,069 and RMB549 for the years ended December 31, 2022, 2023 and 2024, respectively)	(64,911)	(8,893)	(66,874)	(83,995)
Total cost of services	(638,057)	(87,414)	(795,994)	(777,267)
Sales and marketing expenses	(149,008)	(20,414)	(131,709)	(134,308)
Research and development expenses (including expenses from related parties of RMB871, RMB548 and RMB225 for the years ended December 31, 2022, 2023 and 2024, respectively)	(77,938)	(10,677)	(94,717)	(113,965)
General and administrative expenses	(90,391)	(12,384)	(99,518)	(102,831)
Impairment of goodwill and intangible assets acquired from business combination | ¥				(13,327)
(Loss) / income from operations	50,677	6,942	(52,525)	(152,023)
Net interest (expenses) /income	9,985	1,368	6,853	(3,724)
Others, net	45,454	6,227	18,598	20,578
(Loss) /income before income tax	106,116	14,537	(27,074)	(135,169)
Income tax benefits/(expense)	(218)	(30)	28	918
Net (loss)/income	105,898	14,507	(27,046)	(134,251)
Less: net loss attributable to noncontrolling interests	(233)	(32)	(274)	(9,944)
Net (loss)/income attributable to Jianpu Technology Inc.	106,131	14,539	(26,772)	(124,307)
Accretion of mezzanine equity | ¥	0		0	(7,353)
Net (loss)/income attributable to Jianpu's shareholders	106,131	14,539	(26,772)	(131,660)
Other comprehensive income
Foreign currency translation adjustments	6,602	904	9,448	53,349
Total other comprehensive income	6,602	904	9,448	53,349
Total comprehensive (loss)/income	112,500	15,411	(17,598)	(80,902)
Less: total comprehensive loss attributable to noncontrolling interests	(255)	(35)	(292)	(9,955)
Total comprehensive (loss)/income attributable to Jianpu Technology Inc.	112,755	15,446	(17,306)	(70,947)
Total comprehensive (loss)/income attributable to Jianpu's shareholders	¥ 112,755	$ 15,446	¥ (17,306)	¥ (78,300)
Net (loss)/income per share attributable to Jianpu's shareholders
Basic (in dollars per share) | (per share)	¥ 0.27	$ 0.04	¥ (0.06)	¥ (0.31)
Diluted (in dollars per share) | (per share)	¥ 0.26	$ 0.04	¥ (0.06)	¥ (0.31)
Weighted average number of shares
Basic (in shares) | shares	399,454,434	399,454,434	424,612,125	424,031,623
Diluted (in shares) | shares	410,098,257	410,098,257	424,612,125	424,031,623
ADR
Net (loss)/income per share attributable to Jianpu's shareholders
Basic (in dollars per share) | (per share)	¥ 5.31	$ 0.73	¥ (1.26)	¥ (6.21)
Diluted (in dollars per share) | (per share)	¥ 5.18	$ 0.71	¥ (1.26)	¥ (6.21)
Recommendation services
Revenues:
Total revenues	¥ 698,056	$ 95,633	¥ 744,427	¥ 731,742
Digital intelligence as a service
Revenues:
Total revenues	85,039	11,650	86,108	96,917
Marketing and other services
Revenues:
Total revenues	¥ 222,976	$ 30,548	¥ 238,878	¥ 161,016